Leases - Schedule of Right-of-use Assets and Related Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for operating lease liabilities	$ 42,670	$ 32,229
Right-of-use assets obtained in exchange for new operating lease obligations	$ 7,496	$ 40,536
Weighted-average remaining lease term	4 years 8 months 12 days	4 years 4 months 24 days
Weighted-average discount rate	9.80%	10.00%